Property, Plant and Equipment, Net - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) Aircraft	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 170,692	¥ 158,926	[1]
Rental income for investment properties and certain flight training facilities under operating leases	¥ 178	184		¥ 179
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	One year
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease term for investment properties and certain flight training facilities under operating leases	Fourteen years
Owned and finance leased aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 89,170	83,687
Owned and finance leased aircraft [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	912	1,495
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations		206
Flight equipment [member] | Accumulated impairment provision [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 123	123
Boeing aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	4
In the process of applying for certain title/right certificates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 5,289	5,196
Investment properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	499	524
Approximate aggregate carrying value of certain property, plant and equipment mortgaged under certain obligations	¥ 18	¥ 20
Airbus aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft | Aircraft	18
Boeing aircraft and Airbus aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses written off on disposals	¥ 322

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).